Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Socially Responsive Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Seeks to provide long-term capital appreciation
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and current investment income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and
		expenses shown below would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 11 percent of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio primarily invests in equity securities that are selected based on fundamental investment research and long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles. The
Portfolio uses a "multi-capitalization" approach, meaning it may invest in companies of any size, from large, well-established companies to smaller companies with market capitalizations below one billion dollars, and may change the composition of its investments depending on the outlook for the economic environment and the markets. The Portfolio may also invest in securities issued by foreign companies and it may invest in derivative instruments.

The Portfolio focuses on securities of companies that are sensitive to socially responsible principles, although the social criteria for the Portfolio are not fundamental and may be changed without the approval of shareholders.

In particular, the Portfolio will typically avoid investments in the following types of companies:

o Companies that are engaged in the manufacture of tobacco;

o Companies that derive a significant portion of their revenues from the manufacture of alcohol;

o Companies that are involved in gambling as a primary line of business;

o Companies whose activities include direct participation in abortion; and

o Companies that derive a significant portion of their revenues from activities that promote pornography.

In addition to extensive fundamental analysis, the Investment Adviser also uses technical analysis. Its purpose is not to make investment decisions, but rather
		to assist in the timing of trading decisions.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio:
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Capitalization Risk. During an overall stock market decline, stock prices of small or medium-capitalization companies often fluctuate more and may fall more than stock prices of larger-capitalization companies. To the extent that the
  Portfolio invests in stocks of small and medium-capitalization companies, stocks of those companies have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.
  While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The Portfolio may be particularly subject to the potential risks and volatility of investing in equities.

o Derivatives Risk. The Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of the Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in equity securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

o Socially Responsible Investing Risk. There is a risk that, due to the inclusion of social criteria in selecting securities, the return of the
  Portfolio may be lower than if investment decisions were based solely on investment considerations.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other equity funds using different investment styles.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency.
Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and tables below provide some indication of the risks of investing in the Socially Responsive Portfolio. The bar chart shows changes in the Portfolio's performance from year to year since its inception. Performance numbers shown in the
Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard & Poor's 500 Composite
Stock Price Index (the "S&P 500® Index") for one (1) year, three (3) years and five (5)
years. Investors cannot directly invest in an index and unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily
		indicative of how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables below provide some indication of the risks of investing in the Socially Responsive Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class O Shares (by calendar year 2007-2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 19.2 percent (quarter ended September 30, 2009) Lowest: -24.2 percent (quarter ended December 31, 2008)
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 3 Years	ck0000853618_AverageAnnualReturnYear03	14.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio | Class O
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.67%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Portfolio Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,451
Annual Return 2007	rr_AnnualReturn2007	3.50%
Annual Return 2008	rr_AnnualReturn2008	(36.80%)
Annual Return 2009	rr_AnnualReturn2009	30.90%
Annual Return 2010	rr_AnnualReturn2010	11.20%
Annual Return 2011	rr_AnnualReturn2011	(3.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.20%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Socially Responsive Class O
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.49%)
Average Annual Returns, 3 Years	ck0000853618_AverageAnnualReturnYear03	12.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.68%)
OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.98%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Total Annual Portfolio Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,785
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Socially Responsive Advisor Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.78%)
Average Annual Returns, 3 Years	ck0000853618_AverageAnnualReturnYear03	11.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.98%)

[1]	AUL, as Investment Adviser for the OneAmerica Socially Responsive Portfolio, has contractually undertaken to limit the Portfolio's expenses through April 30, 2013 by waiving fees and/or reimbursing certain expenses of the Fund so that the Portfolio's total annual ordinary operating expenses do not exceed 1.2 percent for Class O Shares and 1.5 percent for Advisor Class Shares.